Share capital - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of share capital, reserves and other equity interest [Abstract]
Profit (loss), attributable to owners of parent	$ 56,852	$ 39,131
Basic weighted average number of shares outstanding (in shares)	976,366	941,737
Effect of dilutive securities, stock options (in shares)	14,627	12,638
Effect of dilutive securities, restricted share units (in shares)	420	770
Diluted weighted average number of shares outstanding (in shares)	991,413	955,145
Earnings (loss) per share (attributable to Shareholders of the Company), Basic (in USD per share)	$ 0.06	$ 0.04
Earnings (loss) per share (attributable to Shareholders of the Company), Diluted (in USD per share)	$ 0.06	$ 0.04